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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sigma Capital Management, LLC ("Sigma")
Address: c/o S.A.C. Capital Management, LLC
         72 Cummings Point Road
         Stamford, Connecticut 06902

Form 13F File Number: 28-10113

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter Nussbaum
Title: Authorized Person
Phone: 203-890-2094

Signature, Place, and Date of Signing:


         /s/ Peter Nussbaum            Stamford, Connecticut   February 17, 2009
------------------------------------   ---------------------   -----------------
             [Signature]                   [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           52*

Form 13F Information Table Value Total:     $199,347
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ------------------------------
 1    28-5608                S.A.C. Capital Management, LLC
 2    28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
          COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8
---------------------------- --------- --------- -------- ------------------------ -------------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                              TITLE OF             VALUE    SHRS OR          PUT /   INVESTMENT     OTHER  ---------------------
       NAME OF ISSUER          CLASS     CUSIP   (X$1000)   PRN AMT   SH/PRN  CALL   DISCRETION   MANAGERS SOLE    SHARED   NONE
---------------------------- --------- --------- -------- ----------- ------ ----- -------------- -------- ---- ----------- ----
ADOBE SYS INC                Common    00724F101    4,258     200,000 SH           Shared-Defined 1,2               200,000
ADVANCE AUTO PARTS INC       Common    00751Y106    3,365     100,000 SH           Shared-Defined 1,2               100,000
ALEXION PHARMACEUTICALS INC  Common    015351109    4,777     132,000 SH           Shared-Defined 1,2               132,000
ALPHA NATURAL RESOURCES INC  Common    02076X102    1,295      80,000 SH           Shared-Defined 1,2                80,000
AMAG PHARMACEUTICALS INC     Common    00163U106    6,955     194,000 SH           Shared-Defined 1,2               194,000
APPLE INC                    Option    037833900    2,987      35,000        Call  Shared-Defined 1,2                35,000
BMC SOFTWARE INC             Common    055921100    4,037     150,000 SH           Shared-Defined 1,2               150,000
BRINKER INTL INC             Common    109641100    1,845     175,000 SH           Shared-Defined 1,2               175,000
BURLINGTON NORTHN SANTA FE C Option    12189T954    7,571     100,000        Put   Shared-Defined 1,2               100,000
CSX CORP                     Option    126408953    3,247     100,000        Put   Shared-Defined 1,2               100,000
CURRENCYSHS JAPANESE YEN TR  Option    23130A902    9,011     100,000        Call  Shared-Defined 1,2               100,000
DELL INC                     Common    24702R101      102      10,000 SH           Shared-Defined 1,2                10,000
DISCOVERY COMMUNICATNS NEW   Common    25470F104    1,416     100,000 SH           Shared-Defined 1,2               100,000
E M C CORP MASS              Common    268648102    2,879     275,000 SH           Shared-Defined 1,2               275,000
ECHOSTAR CORP                Common    278768106      520      35,000 SH           Shared-Defined 1,2                35,000
ELECTRONIC ARTS INC          Common    285512109    7,218     450,000 SH           Shared-Defined 1,2               450,000
FIRST SOLAR INC              Common    336433107    1,255       9,100 SH           Shared-Defined 1,2                 9,100
FOSSIL INC                   Common    349882100      492      29,452 SH           Shared-Defined 1,2                29,452
GAP INC DEL                  Common    364760108    6,695     500,000 SH           Shared-Defined 1,2               500,000
INVERNESS MED INNOVATIONS IN Common    46126P106    2,931     155,000 SH           Shared-Defined 1,2               155,000
JACK IN THE BOX INC          Common    466367109    6,627     300,000 SH           Shared-Defined 1,2               300,000
KIMCO REALTY CORP            Option    49446R959    3,656     200,000        Put   Shared-Defined 1,2               200,000
LIFE TECHNOLOGIES CORP       Common    53217V109    8,555     367,000 SH           Shared-Defined 1,2               367,000
MACROVISION SOLUTIONS CORP   Common    55611C108      506      40,000 SH           Shared-Defined 1,2                40,000
MEDTRONIC INC                Common    585055106    7,431     236,500 SH           Shared-Defined 1,2               236,500
MICROSOFT CORP               Common    594918104      972      50,000 SH           Shared-Defined 1,2                50,000
MOSAIC CO                    Common    61945A107      519      15,000 SH           Shared-Defined 1,2                15,000
NANOSPHERE INC               Common    63009F105    2,136     448,676 SH           Shared-Defined 1,2               448,676
NETAPP INC                   Common    64110D104    5,239     375,000 SH           Shared-Defined 1,2               375,000
NORFOLK SOUTHERN CORP        Option    655844958    4,705     100,000        Put   Shared-Defined 1,2               100,000
P F CHANGS CHINA BISTRO INC  Common    69333Y108    6,596     315,000 SH           Shared-Defined 1,2               315,000
PARAMETRIC TECHNOLOGY CORP   Common    699173209    1,265     100,000 SH           Shared-Defined 1,2               100,000
PRICELINE COM INC            Common    741503403   10,311     140,000 SH           Shared-Defined 1,2               140,000

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
PROSHARES TR                 Common    74347R107    2,631     100,001 SH           Shared-Defined 1,2               100,001
QUALCOMM INC                 Common    747525103    3,583     100,000 SH           Shared-Defined 1,2               100,000
RESEARCH IN MOTION LTD       Common    760975102    4,829     119,000 SH           Shared-Defined 1,2               119,000
SELECT SECTOR SPDR TR        Common    81369Y886    2,903     100,000 SH           Shared-Defined 1,2               100,000
SHERWIN WILLIAMS CO          Common    824348106   10,456     175,000 SH           Shared-Defined 1,2               175,000
SOTHEBYS                     Common    835898107    1,111     125,000 SH           Shared-Defined 1,2               125,000
SPDR SERIES TRUST            Common    78464A714      608      30,000 SH           Shared-Defined 1,2                30,000
STAPLES INC                  Option    855030952    3,584     200,000        Put   Shared-Defined 1,2               200,000
STARBUCKS CORP               Common    855244109    4,730     500,000 SH           Shared-Defined 1,2               500,000
TEVA PHARMACEUTICAL INDS LTD Common    881624209    9,323     219,000 SH           Shared-Defined 1,2               219,000
TIFFANY & CO NEW             Common    886547108    2,954     125,000 SH           Shared-Defined 1,2               125,000
UNION PAC CORP               Option    907818958    4,780     100,000        Put   Shared-Defined 1,2               100,000
VERISIGN INC                 Common    92343E102    1,908     100,000 SH           Shared-Defined 1,2               100,000
VMWARE INC                   Common    928563402      711      30,000 SH           Shared-Defined 1,2                30,000
WHX CORP                     Common    929248607      160      20,000 SH           Shared-Defined 1,2                20,000
WYETH                        Common    983024100    8,440     225,000 SH           Shared-Defined 1,2               225,000
YAHOO INC                    Common    984332106    2,440     200,000 SH           Shared-Defined 1,2               200,000
YINGLI GREEN ENERGY HLDG CO  Common    98584B103      397      65,000 SH           Shared-Defined 1,2                65,000
ZIMMER HLDGS INC             Option    98956P902    2,425      60,000        Call  Shared-Defined 1,2                60,000